Investments (Mortgage Loans - Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Contracts	Dec. 31, 2015 USD ($) Contracts	Dec. 31, 2014 USD ($)
Mortgage Loans on Real Estate [Line Items]
Allowance for Loan and Lease Losses, Write-offs	$ 160	$ 35	$ 29
Financing Receivable, Significant Purchases	2,900	3,900
Average Recorded Investment	$ 327	$ 271
Percentage of Mortgage Loans Classified as Performing	99.00%	99.00%
Agricultural
Mortgage Loans on Real Estate [Line Items]
Allowance for Loan and Lease Losses, Write-offs	$ 1	$ 0	1
Average Recorded Investment	49	60	77
Estimated fair value of mortgage loans held-for-investment	12,700	11,900
Residential
Mortgage Loans on Real Estate [Line Items]
Allowance for Loan and Lease Losses, Write-offs	16	16	5
Average Recorded Investment	188	84	19
Estimated fair value of mortgage loans held-for-investment	11,200	9,600
Commercial mortgage loans
Mortgage Loans on Real Estate [Line Items]
Allowance for Loan and Lease Losses, Write-offs	143	19	23
Average Recorded Investment	$ 90	$ 127	$ 316
Residential
Mortgage Loans on Real Estate [Line Items]
Financing Receivable, Modifications, Number of Contracts | Contracts	557	460
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 136	$ 108
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 122	$ 96